Cover - shares	12 Months Ended
	Mar. 31, 2022	Aug. 10, 2022
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Item 5 and other financial data updated
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--03-31
Entity File Number	001-41385
Entity Registrant Name	Visionary Education Technology Holdings Group Inc.
Entity Central Index Key	0001892274
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	200 Town Centre Blvd.
Entity Address, Address Line Two	Suite 408A
Entity Address, Address Line Three	Markham
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 8G5
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		39,250,000
Auditor Firm ID	1930
Auditor Name	MNP LLP
Auditor Location	Vancouver, BC, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 Town Centre Blvd.
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 8G5
City Area Code	647
Local Phone Number	906-0368
Contact Personnel Name	Ms. Fan Zhou
Contact Personnel Email Address	fanzhou@farvision.ca